SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
SHAREHOLDERS' EQUITY
18.	SHAREHOLDERS’ EQUITY

(a)	Issuance of new ordinary Shares from IPO

On December 9, 2009, the Company completed its initial public offering of 36,215,832 new ordinary shares, which resulted in an increase of common stocks by RMB123,635 (US$19,644) and additional paid-in capital by RMB239,505,784 (US$38,053,637). All of the Preference Shares had been converted into ordinary shares, which resulted in an increase of common stocks by RMB88,066 (US$13,992) and additional paid in capital by RMB140,906,981(US$22,387,865) (Note 17). All the non-employee stock options had been exercised into ordinary shares, which resulted in an increase of common stocks by RMB3,277(US$521) and additional paid-in capital by RMB3,020,356 (US$479,886) (Note 21).

(b)	Statutory Reserves

PRC laws and regulations require wholly-owned foreign enterprises (“WOFE”), which includes all of the Company’s PRC subsidiaries, to provide for certain statutory reserve funds, namely, (i) general reserve fund and (ii) staff and workers’ bonus and welfare fund, which are appropriated from their annual net profit after tax (as reported in the entity’s PRC statutory accounts) but before dividend distribution. A WOFE is required to allocate at least 10% of its annual net profit after tax to the general reserve fund until the balance of such fund has reached 50% of its registered capital. Appropriation to the staff and workers’ bonus and welfare fund is at the discretion of the board of directors of the respective WOFE. The general reserve fund can only be used, upon approval by the relevant PRC authority, to offset accumulated losses or increase paid-in capital. The staff and workers’ bonus and welfare fund can only be used for special bonuses or collective welfare of employees, and any assets acquired through this fund shall not be treated as assets of the Group. The aforementioned reserves are not distributable as dividends.

Additionally, in accordance with the relevant PRC laws and regulations, the Group’s VIE (being as a domestic enterprise) is required to provide statutory general reserve at least 10% of its annual after-tax profit until such reserve has reached 50% of its respective registered capital based on the enterprise’s PRC statutory accounts. A domestic enterprise is also required to provide for discretionary surplus reserve, at the discretion of the board of directors, from the profits determined in accordance with the enterprise’s PRC statutory accounts. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends.

As a result, for the years ended December 31, 2009, 2010 and 2011, RMB10,207,946, RMB5,496,875 and RMB6,974,367 (US$1,108,115), respectively, have been appropriated to the statutory reserves (included retained earnings) by the Group’s PRC subsidiaries. As of December 31, 2010 and 2011, an analysis of the Group’s retained earnings is as follows:

	As of December 31,
	2010	2011
	(RMB’000)	(RMB’000)	(US$’000)

Retained earnings
Restricted – statutory reserves	36,559	43,533	6,917
Unrestricted	137,574	99,647	15,832

	174,133	143,180	22,749

(c)	Repurchase of ordinary shares

On March 15, 2011, the Company announced that its Board of Directors has authorized a share repurchase program in relation to repurchase of the Company’s ordinary shares from the open market up to an aggregate amount of US$5 million. As of December 31, 2011, the Company has repurchased a total 4,856,472 ordinary shares (607,059 ADSs) with consideration of RMB16,962,270 (US$2,695,033). The difference between the par value and the repurchase price is debited to retained earnings, which resulted in a decrease of par value of ordinary shares by RMB15,700 (US$2,494) and retained earnings by RMB16,946,570 (US$2,692,539).